INVESCO CAPITAL APPRECIATION FUNDS, INC.
                            INVESCO Dynamics Fund

                 Supplement to Prospectus dated July 3, 1997


At numerous places in the Fund's Prospectus, it is noted that INVESCO Funds Group, Inc. ("IFG") is the investment adviser, administrator, transfer agent and distributor of the Fund. Effective September 29, 1997, INVESCO Distributors, Inc. ("IDI"), a newly-created wholly-owned subsidiary of IFG, has become the distributor of the Fund. Effective on that date, INVESCO Capital Appreciation Funds, Inc. (the "Company") entered into a new Distribution Agreement and a new 12b-1 Plan and Agreement of Distribution (the "Agreements") with IDI that are substantially identical to the corresponding agreements the Company had with IFG for distribution services. The Agreements were approved by the Company's Board of Directors at a meeting on September 2, 1997. The Agreements in no way change the basis upon which distribution services are being provided to the Fund by IFG- affiliated companies. IFG remains the investment adviser, administrator and transfer agent for the Fund.

The date of this Supplement is September 29, 1997.



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                   INVESCO CAPITAL APPRECIATION FUNDS, INC.
                                (July 3, 1997)

                          INVESCO GROWTH FUND, INC.
                              (January 1, 1997)

                     INVESCO INDUSTRIAL INCOME FUND, INC.
                              (November 1, 1996)

                      INVESCO MULTIPLE-ASSET FUNDS, INC.
                              (December 1, 1996)

                        INVESCO SPECIALTY FUNDS, INC.
                              (January 1, 1997)

                     INVESCO TAX-FREE INCOME FUNDS, INC.
                              (November 1, 1996)

         Supplement to Statements of Additional Information of Above
            Companies, Dates of Which Are Indicated in Parenthesis

At numerous places in each Company's Statement of Additional Information, it is noted that INVESCO Funds Group, Inc. ("IFG") is the investment adviser, administrator, transfer agent and distributor of the Companies' Fund(s). Effective September 30, 1997, INVESCO Distributors, Inc. ("IDI"), a newly-created wholly-owned subsidiary of IFG, will become the distributor of the Fund(s). Effective on that date, the Companies entered into new Distribution Agreements and new 12b-1 Plans and Agreements of Distribution (the "Agreements") with IDI that are substantially identical to the corresponding agreements the Companies had with IFG for distribution services. The Agreements were approved by each Company's Board of Directors at a meeting held on September 2, 1997. The Agreements in no way change the basis upon which distribution services are being provided to the Fund(s) by IFG- affiliated companies. IFG remains the investment adviser, administrator and transfer agent for the Fund(s).

The date of this Supplement is September 30, 1997.